Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
Convertible Bonds (16.1%)
	Communication Services (1.7%)
90,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	$110,130
155,000	Live Nation Entertainment, Inc.* 2.875%, 01/15/30	160,701
90,000	Snap, Inc.* 0.500%, 05/01/30	75,120
150,000	Uber Technologies, Inc. 0.875%, 12/01/28	182,390
		528,341
	Consumer Discretionary (3.2%)
125,000	Alibaba Group Holding, Ltd.* 0.500%, 06/01/31	178,279
95,000	Booking Holdings, Inc. 0.750%, 05/01/25	232,935
140,000	JD.com, Inc.* 0.250%, 06/01/29	162,022
36,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	148,432
210,000	Trip.com Group, Ltd.* 0.750%, 06/15/29	249,056
		970,724
	Consumer Staples (0.3%)
70,000	Post Holdings, Inc. 2.500%, 08/15/27	83,620
		83,620
	Financials (0.5%)
45,000	Federal Realty OP, LP* 3.250%, 01/15/29	44,935
75,000	Morgan Stanley Finance, LLC, Series B 1.000%, 11/23/27	117,750
		162,685
	Health Care (0.3%)
80,000	Integer Holdings Corp.* 1.875%, 03/15/30	80,853
		80,853
	Industrials (0.6%)
27,000	Axon Enterprise, Inc. 0.500%, 12/15/27	62,967
40,000	Bloom Energy Corp. 3.000%, 06/01/28	52,494
65,000	Tetra Tech, Inc. 2.250%, 08/15/28	67,213
		182,674
	Information Technology (5.5%)
58,000	Advanced Energy Industries, Inc. 2.500%, 09/15/28	59,449
65,000	Cloudflare, Inc. 0.000%, 08/15/26	65,350
135,000	Datadog, Inc.* 0.000%, 12/01/29	117,409
95,000	Guidewire Software, Inc.* 1.250%, 11/01/29	99,116
60,000	Lumentum Holdings, Inc. 1.500%, 12/15/29	71,092
80,000	MACOM Technology Solutions Holdings, Inc.* 0.000%, 12/15/29	72,849
210,000	MKS Instruments, Inc.* 1.250%, 06/01/30	189,514
50,000	NCL Corp., Ltd. 5.375%, 08/01/25	57,112
155,000	Nutanix, Inc.* 0.500%, 12/15/29	163,680
85,000	ON Semiconductor Corp. 0.500%, 03/01/29	73,200
70,000	PAR Technology Corp. 1.500%, 10/15/27	75,182
90,000	Parsons Corp. 2.625%, 03/01/29	90,057
125,000	Seagate HDD Cayman 3.500%, 06/01/28	150,614
145,000	Snowflake, Inc.* 0.000%, 10/01/29	168,490
65,000	Spotify USA, Inc. 0.000%, 03/15/26	77,590
65,000	Unity Software, Inc.* 0.000%, 03/15/30	58,683
60,000	Western Digital Corp. 3.000%, 11/15/28	77,295
		1,666,682
	Real Estate (1.2%)
	Welltower OP, LLC*
90,000	2.750%, 05/15/28	146,852
155,000	3.125%, 07/15/29^	202,999
		349,851
	Utilities (2.8%)
195,000	CMS Energy Corp. 3.375%, 05/01/28	216,269
145,000	Duke Energy Corp. 4.125%, 04/15/26	157,216
55,000	NextEra Energy Capital Holdings, Inc. 3.000%, 03/01/27	63,600
195,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	218,817
175,000	Southern Company 3.875%, 12/15/25	195,900
		851,802
	TOTAL CONVERTIBLE BONDS (Cost $4,360,051)	4,877,232

NUMBER OF
SHARES		VALUE
Common Stocks (74.2%)
	Communication Services (8.7%)
7,375	Alphabet, Inc. - Class A	1,140,470
1,280	Meta Platforms, Inc. - Class A	737,741
325	Netflix, Inc.#	303,072
1,175	T-Mobile U.S., Inc.	313,384
1,575	Walt Disney Company	155,453
		2,650,120

See accompanying Notes to Schedule of Investments

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Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
		Consumer Discretionary (8.6%)
6,590		Amazon.com, Inc.#	$1,253,814
2,350		Chipotle Mexican Grill, Inc.#	117,994
560		Home Depot, Inc.	205,234
1,865		Las Vegas Sands Corp.	72,045
535		Lowe's Companies, Inc.	124,778
560		McDonald's Corp.	174,927
1,515		Starbucks Corp.	148,606
1,470		Tesla, Inc.#	380,965
970		TJX Companies, Inc.	118,146
			2,596,509
		Consumer Staples (4.8%)
3,160		Coca-Cola Company	226,319
1,320		Colgate-Palmolive Company	123,684
330		Costco Wholesale Corp.	312,108
1,365		Philip Morris International, Inc.	216,667
1,620		Procter & Gamble Company	276,080
3,295		Walmart, Inc.	289,268
			1,444,126
		Energy (3.5%)
625		Chevron Corp.	104,556
1,865		EQT Corp.	99,647
3,885		Exxon Mobil Corp.	462,043
730		Hess Corp.	116,603
1,035		Marathon Petroleum Corp.	150,789
2,085		Williams Companies, Inc.	124,600
			1,058,238
		Financials (11.8%)
435		American Express Company	117,037
500		Assurant, Inc.	104,875
6,320		Bank of America Corp.	263,734
175		Berkshire Hathaway, Inc. - Class B#	93,202
90		Blackrock, Inc.	85,183
895		Chubb, Ltd.	270,281
1,915		Citigroup, Inc.	135,946
805		Fiserv, Inc.#	177,768
245		Goldman Sachs Group, Inc.	133,841
1,935		JPMorgan Chase & Company	474,655
1,100		Marsh & McLennan Companies, Inc.	268,433
755		Mastercard, Inc. - Class A	413,831
1,415		Morgan Stanley	165,088
310		S&P Global, Inc.	157,511
1,285		Visa, Inc. - Class A	450,341
3,655		Wells Fargo & Company	262,392
			3,574,118
		Health Care (7.1%)
1,850		Abbott Laboratories	245,403
835		AbbVie, Inc.	174,949
2,480		Boston Scientific Corp.#	250,182
445		Danaher Corp.	91,225
425		Eli Lilly & Company	351,012
370		ICON, PLC#	64,746
1,385		Johnson & Johnson	229,688
1,360		Medtronic, PLC	122,210
1,310		Merck & Company, Inc.	117,586
230		Stryker Corp.	85,618
290		Thermo Fisher Scientific, Inc.	144,304
515		UnitedHealth Group, Inc.	269,731
			2,146,654
		Industrials (4.5%)
7,935		CSX Corp.	233,527
1,705		Delta Air Lines, Inc.	74,338
1,935		Emerson Electric Company	212,153
360		GE Vernova, Inc.	109,901
810		General Electric Company	162,122
555		Norfolk Southern Corp.	131,452
350		Parker-Hannifin Corp.	212,747
1,740		RTX Corp.	230,480
			1,366,720
		Information Technology (22.0%)
398		Advanced Micro Devices, Inc.#	40,890
8,140		Apple, Inc.	1,808,138
270		Atlassian Corp. - Class A#	57,297
2,630		Broadcom, Inc.	440,341
1,900		Cisco Systems, Inc.	117,249
155		Intuit, Inc.	95,168
1,250		Lam Research Corp.	90,875
775		Micron Technology, Inc.	67,340
4,130		Microsoft Corp.	1,550,361
13,395		NVIDIA Corp.	1,451,750
215		NXP Semiconductors, NV	40,863
1,470		Oracle Corp.	205,521
910		Palantir Technologies, Inc. - Class A#	76,804
510		Palo Alto Networks, Inc.#	87,026
675		Salesforce, Inc.	181,143
440	EUR	SAP, SE	117,898
295		ServiceNow, Inc.#	234,861
			6,663,525
		Materials (2.3%)
2,665		Freeport-McMoRan, Inc.	100,897
615		Linde, PLC	286,368
535		Sherwin-Williams Company	186,817
490		Vulcan Materials Company	114,317
			688,399
		Real Estate (0.5%)
680		American Tower Corp.	147,968
			147,968
		Utilities (0.4%)
1,130		Vistra Corp.	132,707
			132,707
		Total Common Stocks (Cost $9,697,489)	22,469,084

Convertible Preferred Stocks (3.3%)
		Financials (0.9%)
1,180		AMG Capital Trust II 5.150%, 10/15/37	60,304
1,360		Apollo Global Management, Inc. 6.750%, 07/31/26	99,402
1,280		Ares Management Corp. 6.750%, 10/01/27	61,709

See accompanying Notes to Schedule of Investments

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Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
912	KKR & Company, Inc.# 6.250%, 03/01/28	$45,053
		266,468
	Industrials (1.3%)
6,840	Boeing Company 6.000%, 10/15/27	409,237
		409,237
	Information Technology (0.5%)
2,160	Hewlett Packard Enterprise Company 7.625%, 09/01/27	103,118
1,235	Microchip Technology, Inc.# 7.500%, 03/15/28	62,158
		165,276
	Utilities (0.6%)
875	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications, Time, Inc.)^#**§ 3.369%, 09/15/29	39,948
1,405	NextEra Energy, Inc. 7.299%, 06/01/27	67,173
1,345	PG&E Corp. 6.000%, 12/01/27	60,176
		167,297
	Total Convertible Preferred Stocks (Cost $992,605)	1,008,278

PRINCIPAL
AMOUNT		VALUE
U.S. Government and Agency Securities (1.3%)
	Other (1.3%)
	U.S. Treasury Note
240,000	4.250%, 05/31/25	240,014
155,000	5.000%, 08/31/25	155,463
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $395,272)	395,477

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
Purchased Options (0.8%) #
	Communication Services (0.3%)
18	Alphabet, Inc.
278,352	Put, 04/17/25, Strike $195.00	$72,675
		72,675
	Financials (0.1%)
8	Berkshire Hathaway, Inc.
426,064	Call, 06/20/25, Strike $510.00	29,520
		29,520
	Other (0.4%)
200	iShares MSCI EAFE ETF
1,634,600	Call, 06/20/25, Strike $85.00	23,600
	S&P 500 Index
2
1,116,188	Put, 05/16/25, Strike $5,770.00	42,630
2
1,116,188	Put, 04/17/25, Strike $5,900.00	58,210
		124,440

	TOTAL PURCHASED OPTIONS (Cost $140,791)	226,635

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)
247,546	State Street Navigator Securities Lending Government Money Market Portfolio, 4.351%***† (Cost $247,546)	247,546

TOTAL INVESTMENTS (96.5%) (Cost $15,833,754)		29,224,252

OTHER ASSETS, LESS LIABILITIES (3.5%)		1,057,006

NET ASSETS (100.0%)		$30,281,258

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at March 31, 2025.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
***	The rate disclosed is the 7 day net yield as of March 31, 2025.
†	Represents investment of cash collateral received from securities on loan as of March 31, 2025.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

See accompanying Notes to Schedule of Investments

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Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2025 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

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The following table summarizes the Portfolio's investments and derivative financial instruments categorized in the fair value hierarchy as of March 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$4,877,232	$—	$4,877,232
Common Stocks	22,351,186	117,898	—	22,469,084
Convertible Preferred Stocks	908,026	100,252	—	1,008,278
U.S. Government and Agency Securities	—	395,477	—	395,477
Purchased Options	226,635	—	—	226,635
Investment of Cash Collateral For Securities Loaned	—	247,546	—	247,546
Total	$23,485,847	$5,738,405	$—	$29,224,252

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Adviser") to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value ("NAV") on any day on which the Portfolio's NAVs is determined. The valuation of the Portfolio's investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

5

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Portfolio could purchase or sell a portfolio security at the price used to calculate the Portfolio's NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2025, the Portfolio had no outstanding forward foreign currency contracts.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Portfolio's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
•	Level 3 – Prices reflect unobservable market inputs (including the Portfolio's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio's investments. The summary of the inputs used in valuing the Portfolio's holdings are available after the Portfolio's Portfolio.

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